Offerings	Jun. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,995,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,549.23
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,020,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,246.86
Offering Note